Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases - Operating Lease Assets and Liabilities (Table)
	Dry Bulk Vessel Operations December 31, 2021	Dry Bulk Vessel Operations December 31, 2020	Logistics Business December 31, 2021	Logistics Business December 31, 2020	Total December 31, 2021	Total December 31, 2020
Operating lease assets
Charter-in contracts (1)	$164,268	$219,574	$—	$—	$164,268	$219,574
Land lease agreements	—	—	8,077	7,878	8,077	7,878
Office lease agreements	—	—	1,081	510	1,081	510
Total	$164,268	$219,574	$9,158	$8,388	$173,426	$227,962
Operating lease liabilities, current portion
Charter-in contracts	$54,490	$81,276	$—	$—	$54,490	$81,276
Land lease agreements	—	—	(182)	(199)	(182)	(199)
Office lease agreements	—	—	439	338	439	338
Total	$54,490	$81,276	$257	$139	$54,747	$81,415
Operating lease liabilities, net of current portion
Charter-in contracts	$135,338	$185,092	$—	$—	$135,338	$185,092
Land lease agreements	—	—	8,259	8,077	8,259	8,077
Office lease agreements	—	—	642	182	642	182
Total	$135,338	$185,092	$8,901	$8,259	$144,239	$193,351

(1)       Based on the net present value of the remaining charter-in and rental payments for existing operating leases.

Leases - Lease Expenses (Table)
	Dry Bulk Vessel Operations Year Ended December 31, 2021	Logistics Business Year Ended December 31, 2021	Total
Lease expense for charter-in contracts	$73,124	$5,887	$79,011
Lease expense for land lease agreements	—	571	571
Lease expense for office lease agreements	—	307	307
Total	$73,124	$6,765	$79,889

	Dry Bulk Vessel Operations Year Ended December 31, 2020	Logistics Business Year Ended December 31, 2020	Total
Lease expense for charter-in contracts	$94,545	$6,587	$101,132
Lease expense for land lease agreements	—	564	564
Lease expense for office lease agreements	—	600	600
Total	$94,545	$7,751	$102,296

	Dry Bulk Vessel Operations Year Ended December 31, 2019	Logistics Business Year Ended December 31, 2019	Total
Lease expense for charter-in contracts	$117,562	$3,865	$121,427
Lease expense for land lease agreements	—	552	552
Lease expense for office lease agreements	1,825	676	2,501
Total	$119,387	$5,093	$124,480

Leases - Total amount of lease payments on an undiscounted basis (Table)

	Charter-in vessels in operation	Land Leases	Office space
December 31, 2022	$68,145	$556	$514
December 31, 2023	55,103	556	414
December 31, 2024	39,788	556	182
December 31, 2025	19,076	556	60
December 31, 2026	15,142	556	53
December 31, 2027 and thereafter	30,793	21,889	—
Total	$228,047	$24,669	$1,223
Operating lease liabilities, including current portion	$189,828	$8,077	$1,081
Discount based on incremental borrowing rate	$38,219	$16,592	$142

Leases - Future Revenue for Chartered-out Vessels, Barges, Pushboats and for Logistics Business (Table)

	Dry bulk vessels	Logistics business
2022	79,330	131,588
2023	—	113,651
2024	—	96,724
2025	—	83,910
2026	—	54,962
2027 and thereafter	—	572,033
Total minimum revenue, net of commissions	$79,330	$1,052,868